Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share

12. EARNINGS PER SHARE

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the periods presented. Shares issuable for little consideration relating to the vested share options have been included in the number of outstanding shares used for basic earnings per share:

	For the Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerator:
Net income attributable to Yalla Group Limited’s shareholders	82,600,678	79,756,797	117,342,777
Numerator for basic and diluted earnings per share calculation	82,600,678	79,756,797	117,342,777
Denominator:
Denominator for basic earnings per share calculation	148,739,986	153,526,679	159,264,843
Dilutive effect of outstanding share options	31,159,480	23,112,879	22,535,397
Denominator for diluted earnings per share calculation	179,899,466	176,639,558	181,800,240
Earnings per ordinary share
——Basic	0.56	0.52	0.74
——Diluted	0.46	0.45	0.65